Condensed Combined Statements of Changes in Equity - USD ($) $ in Millions		Total		Capital Units [Member]	Limited Partner [Member]		Additional Paid-in-Capital and Retained Earnings [Member]		Accumulated Other Comprehensive Income Loss [Member]		Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2011		$ 528	[1]				$ 530	[1]	$ (2)
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[1]	16	[2]				16
Members' contributions	[1]	798					798
Members' distributions	[1]	(397)					(397)
Ending balance at Dec. 31, 2012		943	[1]				947	[1]	(4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	[3],[4]	16
Other comprehensive loss		(2)	[1],[4]						(2)
Net income	[1]	20	[2]				20
Members' contributions	[1]	539					539
Members' distributions	[1]	(518)					(518)
Ending balance at Dec. 31, 2013		972	[1]				988	[1]	(16)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	[3],[4]	20
Other comprehensive loss		(12)	[1],[4]						(12)
Net income	[1]	30					30
Members' contributions	[1]	517					517
Members' distributions	[1]	(728)					(728)
Ending balance at Jun. 30, 2014		777	[1]				807	[1]	(30)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	[3]	28
Other comprehensive loss		(14)	[1]						(14)
Beginning balance at Dec. 31, 2013		972	[1]				988	[1]	(16)
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[2]	53
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	[3],[4]	53
Other comprehensive loss	[4]	$ (33)
Ending balance, units outstanding at Dec. 31, 2014		18,700,000.0	[5]	18,700,000.0
Beginning balance at Jun. 30, 2014		$ 777	[1]				807	[1]	(30)
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[3]	3
Members' contributions		145	[1]		$ 113	[6],[7]	(24)	[1],[8]	6	[9]	$ 50	[7],[10]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Transfer of equity prior to date of the initial public offering to noncontrolling interest							(480)	[1]	23		457
Transfer of equity of projects acquired subsequent to the initial public offering							$ (303)	[1]	1		302
Initial public offering, unit issuance		438	[1]		438
Initial public offering, unit issuance, in units				18,700,000.0
Acquisition of membership interest in subsidiary		(288)	[1]								(288)
Net Income	[11]	23	[1]		3						20
Other comprehensive loss		(19)	[1]						(3)		(16)
Related party contributions		665	[1]		1						664
Related party distributions		(457)	[1]								(457)
Distributions to unitholders		$ (4)	[1]		(4)
Ending balance, units outstanding at Dec. 31, 2014		18,700,000.0	[5]	18,700,000.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ending Balance		$ 1,280	[1]		$ 551				$ (3)		$ 732

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[3]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[4]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[5]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[6]	Deferred tax asset recognized by NEP at the time of consummation of the IPO.
[7]	Includes carryover basis corrections to property, plant and equipment-net of approximately $51 million related to capitalized interest and other carryover basis adjustments to assets acquired under common control and a related decrease in deferred income taxes of approximately $3 million.
[8]	Non-cash member contribution upon transition from predecessor accounting method net of non-cash reclassifications of distributions to due from or due to related parties.
[9]	Balance sheet adjustment related to transitioning from separate return method of accounting for income taxes.
[10]	Related party non-cash contributions, net, upon transition from predecessor accounting method.
[11]	Net income attributable to noncontrolling interest includes the pre-acquisition net income of the 2015 acquisitions. See Note 2 - Basis of Presentation.